DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS

5. DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS

The Company does not enter into derivative arrangements for hedging, trading or speculative purposes. However, some of the Company’s contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements. None of these derivatives are designated as hedging instruments.

The Company recognizes such derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the accompanying consolidated statements of income as other income/(loss), net.

The fair value of derivative instruments as of December 31, 2019 and 2020 was as follows:

	Balance Sheet Location	2019	2020	2020
		RUB	RUB	$
Foreign exchange contracts	Other non-current assets	14	—	—
Total derivative assets		14	—	—
Foreign exchange contracts	Other accrued liabilities	1	—	—
Total derivative liabilities		1	—	—

The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2018, 2019 and 2020 amounted to losses of RUB 1, RUB 98 and RUB 1,590 ($21.5), respectively and presented within the foreign exchange (gains)/losses line in the Company's consolidated statements of cash flows.

The Company used non-derivative financial instruments to protect the Company from the risk that U.S. dollar-denominated purchases of its servers and network equipment will be adversely affected by changes in the exchange rates and to avoid volatility of balances related to property and equipment, net on the consolidated balance sheets. In the first and third quarters of 2019, the Company designated $108.3 (RUB 7,010 at the exchange rate as of the dates of designation) of its U.S. dollar-denominated deposits with a third-party bank as a hedging instrument to hedge the foreign currency exposure to changes in the fair value of the unrecognized firm commitments on purchases of its servers and network equipment. As of December 31, 2019, these deposits were used in the full amount. No such deposits were placed during the year ended December 31, 2020.